EQUITY TRANSACTIONS (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2015	Jan. 18, 2014
Preferred Stock, Shares Authorized		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		2,000,000,000	2,000,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		395,369,204	378,033,149
Common Stock, Shares, Outstanding		395,369,204	378,033,149
Shares issued for cash (Shares)	3,703,704
Equity Issuance, Per Share Amount	$ 0.27
Proceeds from Issuance of Private Placement	$ 1,000,000
Stock Issued During Period, Shares, Settlement of Debt		17,336,055
Stock Issued During Period, Amount of Debt Settlement		$ 268,696
Minimum [Member]
Common Stock, Shares Authorized				1,000,000,000	500,000,000
Maximum [Member]
Common Stock, Shares Authorized		500,000,000		2,000,000,000	1,000,000,000